Initial Public Offering	12 Months Ended
Dec. 31, 2021
Initial Public Offering
Initial Public Offering

Note 3 — Initial Public Offering

Pursuant to the Initial Public Offering, the Company sold 27,600,000 Units, (at a price of $10.00 per Unit. Each Unit consists of one share of Class A Ordinary shares, par value $0.0001 per share one-third of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of Class A Ordinary shares at a price of $11.50 per share.